Employment Agreements (Details Narrative) - Feb. 05, 2014 - USD ($)	Total
Charles W. Allen [Member]
Employment agreement term	2 years
Annual salary	$ 150,000
Michal Handerhan [Member]
Employment agreement term	2 years
Annual salary	$ 160,000
Tim Sidie [Member]
Employment agreement term	2 years
Annual salary	$ 140,000
Charles Kiser [Member]
Employment agreement term	1 year
Annual salary	$ 135,000